Lease Obligation	12 Months Ended
Dec. 29, 2019
Leases [Abstract]
Lease Obligation

12. Lease Obligation

The following is a summary of leased property under capital leases included in property, plant and equipment in the consolidated balance sheets:

	December 30, 2018	December 29, 2019
Equipment	$2,211	$2,211
Less: accumulated depreciation	(390)	(706)

Equipment, net	$1,821	$1,505

Future minimum lease payments under these capital leases as of December 29, 2019 are as follows:

2020	498
2021	498
2022	334

Total minimum payments	1,330
Less amount representing interest at 5%	84

Present value of minimum lease payments	1,246
Less: Lease obligation, current	449

Lease obligation, net of current portion	797